Mining Interests - Disclosure of Carrying Amount of Investments in Associates and Joint Venture (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [line items]
Investments in joint ventures and associates at beginning of period	$ 2,007
Company's share of net earnings of associates and joint venture	144	$ 171
Investments in joint ventures and associates at ending of period	2,736	2,007
Associates and joint venture [member]
Disclosure of associates and joint ventures [line items]
Investments in joint ventures and associates at beginning of period	2,007	1,839
Company's share of net earnings of associates and joint venture	144	171
Acquisition of interest in Leagold (note 8(a))	71
Capital investment	33	10
Return of capital investment	(65)	(24)
Reversal of impairment	557
Other	(11)	11
Investments in joint ventures and associates at ending of period	2,736	2,007
NuevaUnion SpA [member]
Disclosure of associates and joint ventures [line items]
Investments in joint ventures and associates at beginning of period	884	872
Company's share of net earnings of associates and joint venture	2	2
Capital investment	33	10
Investments in joint ventures and associates at ending of period	919	884
Pueblo Viejo Dominicana Corporation [member]
Disclosure of associates and joint ventures [line items]
Investments in joint ventures and associates at beginning of period	1,123	967
Company's share of net earnings of associates and joint venture	142	169
Return of capital investment	(65)	(24)
Reversal of impairment	557
Other	(11)	11
Investments in joint ventures and associates at ending of period	1,746	$ 1,123
Other associate [member]
Disclosure of associates and joint ventures [line items]
Acquisition of interest in Leagold (note 8(a))	71
Investments in joint ventures and associates at ending of period	$ 71